UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    BlueBay Asset Management Plc
Address: 77 Grosvenor Street
         London,  UK     W1K 3JR

13F File Number:  28-12524

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nick Williams
Title:     Chief Financial Officer
Phone:     +44-207-389-3787

Signature, Place, and Date of Signing:

     Nick Williams     London, UK     February 14, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     32

Form13F Information Table Value Total:     $146,625 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-11396                      Royal Bank of Canada


Note: In December 2010, Royal Bank of Canada completed its acquisition of BlueBay Asset Management Plc.


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLERGAN INC                   COM              018490102     1854    27000 SH       DEFINED      1          27000        0        0
ARCHER DANIELS MIDLAND CO      COM              039483102      722    24000 SH       DEFINED      1          24000        0        0
BBVA BANCO FRANCES S A         SPONSORED ADR    07329M100      899    77500 PRN      DEFINED      1          77500        0        0
BECKMAN COULTER INC            NOTE 2.500%12/1  075811AD1     2284  2000000 PRN      DEFINED      1        2000000        0        0
CHESAPEAKE ENERGY CORP         NOTE 2.500% 5/1  165167BZ9     7054  7655000 PRN      DEFINED      1        7655000        0        0
E M C CORP MASS                COM              268648102     7076   309000 SH       DEFINED      1         309000        0        0
FORD MTR CO DEL                COM PAR $0.01    345370860     3740   222600 SH       DEFINED      1         222600        0        0
GENERAL MTRS CO                COM              37045V100     4608   125000 SH       DEFINED      1         125000        0        0
GILEAD SCIENCES INC            NOTE 0.500% 5/0  375558AG8     7211  7000000 PRN      DEFINED      1        7000000        0        0
GOLDCORP INC NEW               NOTE 2.000% 8/0  380956AB8     3407  2795000 PRN      DEFINED      1        2795000        0        0
GRUPO FINANCIERO GALICIA S A   SP ADR 10 SH B   399909100     1148    75000 PRN      DEFINED      1          75000        0        0
HORNBECK OFFSHORE SVCS INC N   FRNT 1.625%11/1  440543AE6     5493  6000000 PRN      DEFINED      1        6000000        0        0
INTERNATIONAL GAME TECHNOLOG   NOTE 3.250% 5/0  459902AQ5     3408  2950000 PRN      DEFINED      1        2950000        0        0
LIBERTY MEDIA CORP NEW         DEB 3.125% 3/3   530718AF2    23413 20690000 PRN      DEFINED      1       20690000        0        0
LIFEPOINT HOSPITALS INC        NOTE 3.500% 5/1  53219LAH2     1630  1620000 PRN      DEFINED      1        1620000        0        0
LINEAR TECHNOLOGY CORP         NOTE 3.000% 5/0  535678AC0     3052  2900000 PRN      DEFINED      1        2900000        0        0
MEDTRONIC INC                  NOTE 1.625% 4/1  585055AM8     6904  6860000 PRN      DEFINED      1        6860000        0        0
MICROCHIP TECHNOLOGY INC       SDCV 2.125%12/1  595017AB0     5085  4120000 PRN      DEFINED      1        4120000        0        0
MICRON TECHNOLOGY INC          NOTE 1.875% 6/0  595112AH6     6158  6550000 PRN      DEFINED      1        6550000        0        0
MICROSOFT CORP                 COM              594918104     1256    45000 SH       DEFINED      1          45000        0        0
MOLSON COORS BREWING CO        NOTE 2.500% 7/3  60871RAA8     1949  1680000 PRN      DEFINED      1        1680000        0        0
MYLAN INC                      NOTE 1.250% 3/1  628530AG2     2312  2175000 PRN      DEFINED      1        2175000        0        0
NAVISTAR INTL CORP NEW         NOTE 3.000%10/1  63934EAL2     2533  1900000 PRN      DEFINED      1        1900000        0        0
PEABODY ENERGY CORP            SDCV 4.750%12/1  704549AG9     2891  2223000 PRN      DEFINED      1        2223000        0        0
SANDISK CORP                   NOTE 1.000% 5/1  80004CAC5     6796  7000000 PRN      DEFINED      1        7000000        0        0
SANDISK CORP                   NOTE 1.500% 8/1  80004CAD3    10260  9000000 PRN      DEFINED      1        9000000        0        0
SEADRILL LIMITED               SHS              G7945E105     2024    59670 SH       DEFINED      1          59670        0        0
SYMANTEC CORP                  NOTE 1.000% 6/1  871503AF5     5687  5000000 PRN      DEFINED      1        5000000        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     4989    95700 SH       DEFINED      1          95700        0        0
VERISIGN INC                   SDCV 3.250% 8/1  92343EAD4     4813  4305000 PRN      DEFINED      1        4305000        0        0
VORNADO RLTY L P               DEB 3.875% 4/1   929043AC1     1802  1620000 PRN      DEFINED      1        1620000        0        0
XILINX INC                     SDCV 3.125% 3/1  983919AD3     4167  4000000 PRN      DEFINED      1        4000000        0        0